Investments in Associates - Soto Norte Changes in Carrying Amount of Investment (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Disclosure of associates [line items]
Purchase of interests in investments accounted for using equity method	$ 5,105	$ 1,266
Company’s share of the loss from the associate	59	(12,931)
Soto Norte
Disclosure of associates [line items]
Beginning balance	100,772	0	$ 0
Purchase of interests in investments accounted for using equity method	50,000	0
Company’s share of the loss from the associate	2,650	(2,180)
Cash contributions to Soto Norte	5,105	1,267
Ending balance	$ 108,527	100,772	$ 108,527
Soto Norte | Aris Mining Holdings
Disclosure of associates [line items]
Purchase of interests in investments accounted for using equity method		$ 101,685